UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund
No-Load Shares (NEIMX)
Class A Shares (NEAMX)
Class C Shares (NECMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2015

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2015.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	-1.16%	9.31%	8.96%	6.39%
Standard & Poor’s 500 Index(E)	-0.61%	12.40%	13.34%	6.80%

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	-6.83%	7.17%	7.63%
Class A Shares(C) (without sales charge)*	-1.16%	9.31%	9.65%
Standard & Poor’s 500 Index(E)	-0.61%	12.40%	13.54%

		Since
	1 Year(A)	Inception(A)
Class C Shares(D)	-1.93%	0.41%
Standard & Poor’s 500 Index(E)	-0.61%	1.64%

Total Annual Fund Operating Expense Ratio (from 08/01/15 Prospectus):

No-Load Shares - Gross 1.50%, Net 1.45% Class A Shares - Gross 1.75%, Net 1.45% Class C Shares - Gross 2.50%, Net 2.20%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) Class C commenced operations on August 1, 2014.

(E) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2015 Semi-Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

Neiman Large Cap Value Fund by Sectors (as a percentage of Net Assets) (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2015 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2015 through September 30, 2015.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015

Actual	$1,000.00	$927.02	$7.00

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load
Class, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015

Actual	$1,000.00	$927.02	$7.00

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2015 Semi-Annual Report 3

Disclosure of Expenses (Unaudited) - continued

Class C Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015

Actual	$1,000.00	$923.26	$10.61

Hypothetical **	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial period).

2015 Semi-Annual Report 4

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2015 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
11,800	Aflac Incorporated	$685,934
12,100	Principal Financial Group, Inc.	572,814
5,300	Reinsurance Group of America Incorporated	480,127
		1,738,875	5.46%
Agricultural Chemicals
6,200	Agrium Inc. (Canada)	554,900
11,800	CF Industries Holdings, Inc.	529,820
		1,084,720	3.41%
Aircraft Engines & Engine Parts
6,300	United Technologies Corp.	560,637	1.76%
Commercial Banks
12,800	Bank of Montreal (Canada)	698,240	2.19%
Computer Storage Devices
9,000	Western Digital Corporation	714,960	2.25%
Electronic Computers
7,000	Apple Inc.	772,100	2.42%
Electric Services
13,100	American Electric Power Co. Inc.	744,866
14,300	Southern Co.	639,210
		1,384,076	4.35%
Electronic & Other Electrical Equipment (No Computer Equipment)
12,600	Emerson Electric Co.	556,542	1.75%
Fire, Marine & Casualty Insurance
6,900	ACE Limited (Switzerland)	713,460
11,300	Axis Capital Holdings Limited (Bermuda)	607,036
5,900	The Chubb Corporation	723,635
		2,044,131	6.42%
Gas & Other Services Combined
6,700	Sempra Energy	648,024	2.04%
Hospitals & Medical Service Plans
6,500	Aetna Inc.	711,165
5,100	UnitedHealth Group, Inc.	591,651
		1,302,816	4.09%
Investment Advice
21,100	Invesco Ltd.	658,953	2.07%
Leather & Leather Products
15,900	Coach, Inc.	459,987	1.44%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
9,300	VF Corp.	634,353	1.99%
Motor Vehicles & Passenger Car Bodies
6,100	Toyota Motor Corporation *	715,408	2.25%
National Commercial Banks
47,400	KeyCorp	616,674
9,000	The PNC Financial Services Group, Inc.	802,800
16,000	SunTrust Banks, Inc.	611,840
		2,031,314	6.38%
Oil & Gas Field Machinery & Equipment
13,200	National Oilwell Varco, Incorporated	496,980	1.56%
Petroleum Refining
8,500	Chevron Corp.	670,480
8,800	Exxon Mobil Corporation	654,280
13,400	Marathon Petroleum Corporation	620,822
9,500	Phillips 66	729,980
15,000	Valero Energy Corporation	901,500
		3,577,062	11.23%

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 5

Neiman Large Cap Value Fund
		Schedule of Investments
		September 30, 2015 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Radio & TV Broadcasting & Communications Equipment
12,500	QUALCOMM Incorporated	$671,625	2.11%
Railroads, Line-Haul Operating
10,100	Canadian National Railway Company (Canada)	573,276
6,800	Union Pacific Corporation	601,188
		1,174,464	3.69%
Retail - Department Stores
11,600	Kohl's Corporation	537,196	1.69%
Retail - Eating Places
7,900	McDonald's Corp.	778,387	2.44%
Retail - Variety Stores
4,600	Costco Wholesale Corp.	665,022	2.09%
Rubber & Plastic Footwear
6,800	Nike Inc. Class B	836,196	2.63%
Search, Detection, Navigation, Guidance, Aeronautical Systems
7,500	Raytheon Company	819,450	2.57%
Security & Commodity Brokers, Dealers, Exchanges & Services
10,400	T. Rowe Price Group, Inc.	722,800	2.27%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,300	Procter & Gamble Co.	525,162	1.65%
Tobacco Products
15,200	Altria Group Inc.	826,880
9,900	Philip Morris International, Inc.	785,367
		1,612,247	5.06%
Total for Common Stocks (Cost $25,316,789)		28,421,727	89.26%
Money Market Funds
3,312,509	Fidelity Money Market Portfolio Class I 0.08% **	3,312,509	10.40%
Total for Money Market Funds (Cost $3,312,509)
	Total Investments	31,734,236	99.66%
	(Cost $28,629,298)
	Other Assets in Excess of Liabilities	109,055	0.34%
	Net Assets	$31,843,291	100.00%

** Variable Rate Security; The Yield Rate shown represents the rate at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2015
Assets:
Investment Securities at Fair Value	$31,734,236
(Cost $28,629,298)
Cash	2,001
Prepaid Expenses	19,342
Receivables:
Shareholder Purchases	91,443
Dividends and Interest	58,584
Total Assets	31,905,606
Liabilities:
Payable for Shareholder Redemptions	12,973
Due to Adviser	23,873
Accrued Distribution and Service (12b-1) Fees	910
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	23,553
Total Liabilities	62,315
Net Assets	$31,843,291
Net Assets Consist of:
Paid In Capital	$27,623,931
Accumulated Undistributed Net Investment Income (Loss)	189,296
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	925,126
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	3,104,938
Net Assets	$31,843,291

No-Load Shares
Net Assets	$30,992,110
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,268,763
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$24.43

Class A Shares
Net Assets	$690,761
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	28,279
Net Asset Value and Redemption Price Per Share	$24.43
Maximum Offering Price Per Share ($24.43/0.9425) *	$25.92

Class C Shares
Net Assets	$160,420
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	6,603
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$24.29

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2015
Investment Income:
Dividends (Net of foreign withholding tax of $6,147)	$438,299
Interest	2,026
Total Investment Income	440,325

Expenses:
Management fees	172,757
Transfer agent fees & accounting fees	23,790
Distribution and service (12b-1) fees - Class A	1,050
Distribution and service (12b-1) fees - Class C	703
Administration fees	18,049
Registration expense	15,041
Audit fees	9,106
Custody fees	5,415
Legal fees	3,678
Compliance officer expense	2,006
Miscellaneous expense	3,008
Printing and postage expense	2,006
Insurance expense	2,507
Trustees fees	1,504
Total Expenses	260,620
Less: Expense Waiver / Expense Reimbursement	(9,594)
Net Expenses	251,026
Net Investment Income (Loss)	189,299

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	869,029
Realized Gain (Loss) on Options Written	66,830
Change In Unrealized Appreciation (Depreciation) on Investments	(3,688,773)
Change In Unrealized Appreciation (Depreciation) on Options Written	17,839
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	(2,735,075)

Net Increase (Decrease) in Net Assets from Operations	$(2,545,776)

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2015	4/1/2014
	to	to
	9/30/2015	3/31/2015
From Operations:
Net Investment Income (Loss)	$189,299	$266,088
Net Realized Gain (Loss) on Investments	869,029	3,763,783
Net Realized Gain (Loss) on Options Written	66,830	48,343
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	(3,670,934)	(665,314)
Increase (Decrease) in Net Assets from Operations	(2,545,776)	3,412,900
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(128,378)	(192,025)
Class A Shares	(3,394)	(5,250)
Class C Shares	(446)	(39)	*
Net Realized Gain from Security Transactions
No-Load Shares	(880,051)	(3,148,291)
Class A Shares	(23,265)	(77,935)
Class C Shares	(3,668)	(2,122)	*
Change in Net Assets from Distributions	(1,039,202)	(3,425,662)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	4,374,132	10,669,308
Class A Shares	207,388	416,072
Class C Shares	92,342	79,100	*
Shares Issued on Reinvestment of Dividends
No-Load Shares	877,513	2,856,091
Class A Shares	24,378	81,002
Class C Shares	4,114	2,161	*
Cost of Shares Redeemed
No-Load Shares	(5,656,597)	(8,077,109)
Class A Shares	(330,623)	(588,931)
Class C Shares	-	-	*
Net Increase (Decrease) from Shareholder Activity	(407,353)	5,437,694
Net Increase (Decrease) in Net Assets	(3,992,331)	5,424,932
Net Assets at Beginning of Period	35,835,622	30,410,690
Net Assets at End of Period (Including Accumulated	$31,843,291	$35,835,622
Undistributed Net Investment Income of $189,296 and $132,215)
Share Transactions:
Issued
No-Load Shares	168,287	390,117
Class A Shares	7,770	15,298
Class C Shares	3,453	2,912	*
Reinvested
No-Load Shares	33,725	105,559
Class A Shares	937	2,989
Class C Shares	158	80	*
Redeemed
No-Load Shares	(217,507)	(293,908)
Class A Shares	(12,786)	(21,192)
Class C Shares	-	-	*
Net Increase (Decrease) in Shares	(15,963)	201,855

* Class C commenced operations on August 1, 2014.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 9

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2015		4/1/2014	4/1/2013	4/1/2012	4/1/2011	4/1/2010
throughout the period:	to		to	to	to	to	to
	9/30/2015		3/31/2015	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$27.16		$27.21	$23.99	$22.93	$22.23	$19.27
Net Investment Income (Loss) (a)	0.14		0.23	0.13	0.19	0.13	0.05
Net Gains or Losses on Securities (b)
(realized and unrealized)	(2.07)		2.67	4.25	1.50	0.66	2.98
Total from Investment Operations	(1.93)		2.90	4.38	1.69	0.79	3.03

Distributions (From Net Investment Income)	(0.10)		(0.17)	(0.13)	(0.23)	(0.09)	(0.07)
Distributions (From Capital Gains)	(0.70)		(2.78)	(1.03)	(0.40)	0.00	0.00
Total Distributions	(0.80)		(2.95)	(1.16)	(0.63)	(0.09)	(0.07)
Net Asset Value -
End of Period	$24.43		$27.16	$27.21	$23.99	$22.93	$22.23
Total Return (c)	(7.30)%	**	10.84%	18.50%	7.60%	3.57%	15.83%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$30,992		$34,876	$29,451	$25,416	$29,244	$23,280
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.57%	1.64%	1.57%	1.83%
Ratio of Net Investment Income (Loss) to Average
Net Assets	1.05%	***	0.77%	0.40%	0.66%	0.49%	0.16%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%	1.45%	1.45%	1.46%	1.75%
Ratio of Net Investment Income (Loss) to Average
Net Assets	1.10%	***	0.82%	0.52%	0.86%	0.60%	0.26%
Portfolio Turnover Rate	21.37%	**	46.97%	25.79%	38.79%	64.41%	35.26%

** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 10

Neiman Large Cap Value Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2015		4/1/2014	4/1/2013	8/1/2012*
	to		to	to	to
	9/30/2015		3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$27.16		$27.21	$23.99	$22.37
Net Investment Income (Loss) (a)	0.14		0.21	0.17	0.12
Net Gains or Losses on Securities (b)
(realized and unrealized)	(2.07)		2.69	4.21	2.06
Total from Investment Operations	(1.93)		2.90	4.38	2.18
Distributions (From Net Investment Income)	(0.10)		(0.17)	(0.13)	(0.16)
Distributions (From Capital Gains)	(0.70)		(2.78)	(1.03)	(0.40)
Total Distributions	(0.80)		(2.95)	(1.16)	(0.56)
Net Asset Value -
End of Period	$24.43		$27.16	$27.21	$23.99
Total Return (c)	(7.30)%	**	10.84%	18.50%	9.92%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$691		$879	$960	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	***	1.75%	1.82%	1.84%	***
Ratio of Net Investment Income (Loss) to Average Net	0.78%	***	0.47%	0.28%	0.37%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	***	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net	1.08%	***	0.77%	0.65%	0.76%	***
Portfolio Turnover Rate	21.37%	**	46.97%	25.79%	38.79%	** (d)

* Class A shares commenced operations on August 1, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 11

Neiman Large Cap Value Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2015		8/1/2014*
	to		to
	9/30/2015		3/31/2015
Net Asset Value -
Beginning of Period	$27.10		$27.23
Net Investment Income (Loss) (a)	0.05		0.06
Net Gains or Losses on Securities (b)
(realized and unrealized)	(2.08)		2.33
Total from Investment Operations	(2.03)		2.39
Distributions (From Net Investment Income)	(0.08)		(0.05)
Distributions (From Capital Gains)	(0.70)		(2.47)
Total Distributions	(0.78)		(2.52)
Net Asset Value -
End of Period	$24.29		$27.10
Total Return (c)	(7.67)%	**	8.83%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$160		$81
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.50%	***	2.50%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%	***	0.01%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.20%	***	2.20%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42%	***	0.31%	***
Portfolio Turnover Rate	21.37%	**	46.97%	** (d)

* Class C shares commenced operations on August 1, 2014.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2014 to March 31, 2015.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 12

NOTES TO FINANCIAL STATEMENTS NEIMAN
LARGE CAP VALUE FUND
September 30, 2015
(Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2015, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers No-Load Class shares, Class A shares and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares and Class C shares of the Fund are offered at net asset value without an initial sales charge. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 - 2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2015, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may

2015 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the six month period ended September 30, 2015, the Fund was not subject to any master netting arrangements. See Note 9.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2015 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (“Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,421,727	$0	$0	$28,421,727
Money Market Funds	3,312,509	$0	$0	3,312,509
Total	$31,734,236	$0	$0	$31,734,236

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2015. There were no transfers into or out of the levels during the six month period ended September 30, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

2015 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2015, the Adviser earned management fees totaling $172,757 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares, at 1.45% of its average daily net assets for Class A shares and at 2.20% of its average daily net assets for Class C shares through July 31, 2016. The fee waiver will automatically terminate on July 31, 2016 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2016.

For the six month period ended September 30, 2015, the Adviser waived fees and/or reimbursed expenses totaling $9,594 to the Fund. The Fund owed the Adviser $23,873 at September 30, 2015. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A and Class C shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets and Class C shares pay an annual 12b-1 fee equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2015, there was $1,050 of 12b-1 fees incurred by Class A shares and $703 of 12b-1 fees incurred by Class C. As of September 30, 2015, the Fund had an accrued liability of $910 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan for Class A and Class C.

6.) RELATED PARTY TRANSACTIONS
During the period ended September 30, 2015, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the six month period ended September 30, 2015, those individuals earned $395 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak. Additionally, during the six month period ended September 30, 2015, those individuals earned $49 and $248 associated with trailing commissions of the Fund’s Class A and Class C shares, respectfully, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,006 for his services during the six month period ended September 30, 2015. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,863,947 and $6,517,797, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2015 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2015, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 66.65% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

9.) WRITTEN OPTIONS
As of September 30, 2015 the Fund did not hold any written options.

Transactions in written options during the six month period ended September 30, 2015 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2015	371	$51,276
Options written	908	141,931
Options terminated in closing purchase transactions	(366)	(75,185)
Options expired	(649)	(78,659)
Options exercised	(264)	(39,363)
Options outstanding at September 30, 2015	0	$0

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	$0

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2015 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Written	$66,830	Appreciation (Depreciation)	$17,839
	Options		on Written Options

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of September 30, 2015 the Fund did not have any offsetting assets and liabilities relating to written options.

10.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2015 was $28,629,298.

At September 30, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,795,011	($1,690,073)	$3,104,938

As of September 30, 2015, there were no differences between book basis and tax basis unrealized appreciation.

There were distributions paid for the No-Load Class shares on June 24, 2015 to the shareholders of record on June 23, 2015 of which $0.10142 per share was paid from net investment income, $0.19250 per share was paid from short-term capital gains and $0.50275 per share was paid from long-term capital gains.

2015 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions was as follows:

Distributions paid from No-Load Class:

	Six Months ended	Year ended
	September 30, 2015	March 31, 2015
Ordinary Income:	$ 128,378	$ 192,025
Short-term Capital Gain:	243,667	387,727
Long-term Capital Gain:	636,384	2,760,564
	$1,008,429	$ 3,340,316

There were distributions paid for Class A shares on June 24, 2015 to the shareholders of record on June 23, 2015 of which $0.10142 per share was paid from net investment income, $0.19250 per share was paid from short-term capital gains and $0.50275 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from Class A shares:

	Six Months ended	Year ended
	September 30, 2015	March 31, 2015
Ordinary Income:	$ 3,394	$ 5,250
Short-term Capital Gain:	6,442	9,365
Long-term Capital Gain:	16,823	68,570
	$ 26,659	$ 83,185

There were distributions paid for Class C shares on June 24, 2015 to the shareholders of record on June 23, 2015 of which $0.08455 per share was paid from net investment income, $0.19250 per share was paid from short-term capital gains and $0.50275 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from Class C shares:

	Six Months ended	Year ended
	September 30, 2015	March 31, 2015
Ordinary Income:	$ 446	$ 39
Short-term Capital Gain:	1,016	276
Long-term Capital Gain:	2,652	1,846
	$ 4,114	$ 2,161

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Semi-Annual Report 18

ADDITIONAL INFORMATION
September 30, 2015
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Large Cap Value Fund (the “Fund” or “Large Cap Value”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflects these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2015. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that the Large Cap Value No Load class’ three-year annualized and five-year annualized returns were lower than its Peer Group average and comparative index. It was also noted that the Report indicated that the twelve month and ten-year annualized returns of the Fund’s No Load Class were slightly higher than its Peer Group average, but slightly lower than its comparative index. It was noted that for the twelve month period, returns for the Fund’s Class A were equal to those of the Fund’s No Load Class. Management stated that due to the Large Cap Value’s covered call strategy, it is expected that the Fund may underperform in a strong market, but help limit losses in a down market. The Trustees concluded that the Fund’s performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expense (with certain exclusions) to 1.45% of its average daily net assets for shares of the No-Load Class, 1.45% of its average daily net assets for Class A Shares, and 2.20% of its average daily net assets for Class C Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2015. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2015 the Adviser realized a profit after indirect expenses related to the Large Cap Value Fund of approximately 45% of the Large Cap Value Fund’s gross management fees. The Trustees then discussed the Adviser’s financial condition. Representatives of the Adviser stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that the Fund’s audited expense ratio of 1.45% was higher than the average audited expense ratio for the Peer Group, but within the Peer Group range. The Trustees also noted that Large Cap Value’s No Load net expense ratio (which includes acquired fund fees and

2015 Semi-Annual Report 19

Additional Information (Unaudited) - continued

expenses) of 1.45% was higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but within the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, but within the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore, the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT branch office. It was noted that they have received approximately $228, collectively, in sales charges and trailer fees for Large Cap Value. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios should decrease.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waiver for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Agreement would be in the best interest of the Fund.

2015 Semi-Annual Report 20

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2015 Semi-Annual Report 21

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund
Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

SEMI-ANNUAL REPORT
September 30, 2015

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2015.

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	-9.20%	2.42%	3.61%	4.76%
CLASS A (without sales charge) (B)	-3.66%	4.46%	4.84%	5.95%
CLASS C (C)	-4.31%	3.70%	4.04%	5.16%
Standard & Poor’s 500 Index (D)	-0.61%	12.40%	13.34%	13.74%

Annual Fund Operating Expense Ratio: Class A - Gross 2.84%, Net 2.41% (from 08/01/15 Prospectus) Class C - Gross 3.59%, Net 3.16%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge. No shares are currently subject to a contingent deferred sales charge (“CDSC”) fee.

(D) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2015 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND

Neiman Balanced Allocation Fund by Sectors (as a percentage of Net Assets) (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2015 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2015 through September 30, 2015.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015

Actual	$1,000.00	$929.72	$7.01

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015

Actual	$1,000.00	$926.39	$10.62

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2015 Semi-Annual Report 3

Neiman Balanced Allocation Fund
		Schedule of Investments
		September 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
21,669	Calvert Long-Term Income Fund - Class A	$359,493
35,750	Columbia Convertible Securities Fund Class A Shares	615,612
34,697	Eventide Gilead Fund - Class I *	863,267
43,836	Fidelity Advisor® Mid Cap Value Fund - Institutional Class	982,813
222,960	Frost Total Return Bond Fund - Class I	2,334,388
83,167	Ivy High Income Fund - Class I	620,424
77,885	Ivy International Core Equity Fund - Class I	1,256,282
126,614	Neiman Large Cap Value Fund - No Load Class +	3,093,173
33,025	Oppenheimer Real Estate Fund - Class Y	905,550
141,442	PIMCO Income Fund - Institutional Class	1,710,033
34,563	PNC Small Cap Fund - Class A	712,001
115,330	Sextant Growth Fund	2,817,510
27,295	Wells Fargo Advantage Special Small Cap Value Fund - Class A	711,854
Total for Mutual Funds (Cost $17,476,608)		16,982,400	97.27%
Money Market Funds
597,357	Fidelity Money Market Portfolio Select Class 0.08% **	597,357	3.42%
Total for Money Market Funds (Cost $597,357)
	Total Investments	17,579,757	100.69%
	(Cost $18,073,965)
	Liabilities in Excess of Other Assets	(120,383)	-0.69%
	Net Assets	$17,459,374	100.00%

+ Affiliated Fund.
* Non-Income Producing Securities.
** Variable Rate Security; The Yield Rate shown represents
the rate at September 30, 2015.

The accompanying notes are an integral part of these
financial statements.

2015 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2015
Assets:
Unaffiliated Investment Securities at Fair Value	$14,486,584
(Cost $15,280,878)
Affiliated Investment Securities at Fair Value	3,093,173
(Cost $2,793,087)
Cash	6,733
Prepaid Expenses	11,550
Receivables:
Dividends and Interest	8,600
Shareholder Purchases	2
Total Assets	17,606,642
Liabilities:
Shareholder Redemptions	95,420
Due to Adviser	6,974
Accrued Distribution and Service (12b-1) Fees	22,454
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	21,414
Total Liabilities	147,268
Net Assets	$17,459,374
Net Assets Consist of:
Paid In Capital	$17,711,377
Accumulated Undistributed Net Investment Income (Loss)	49,621
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	192,584
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(494,208)
Net Assets	$17,459,374

Class A
Net Assets	$12,421,558
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,113,928
Net Asset Value and Redemption Price Per Share	$11.15
Maximum Offering Price Per Share ($11.15/0.9425) (a)	$11.83

Class C
Net Assets	$5,037,816
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	457,682
Net Asset Value, Offering Price and Redemption Price Per Share	$11.01

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six months ended September 30, 2015

Investment Income:
Dividends from Unaffiliated Funds	$180,973
Dividends from Affiliated Funds	36,316
Interest from Unaffiliated Funds	399
Total Investment Income	217,688
Expenses:
Management fees	101,380
Transfer agent fees & accounting fees	19,764
Distribution and service (12b-1) fees - Class A	18,330
Distribution and service (12b-1) fees - Class C	28,058
Administration fees	15,041
Audit fees	9,105
Registration expense	5,515
Custody fees	5,014
Legal fees	3,679
Miscellaneous expense	3,009
Printing and postage expense	1,504
Insurance expense	1,656
Compliance officer expense	2,005
Trustees fees	1,505
Total Expenses	215,565
Less: Expense Waiver / Expense Reimbursement	(47,520)
Net Expenses	168,045
Net Investment Income (Loss)	49,643

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	18,511
Capital Gain Distributions from Affiliated Investment Companies	62,119
Realized Gain (Loss) on Unaffiliated Investments	234,748
Realized Gain (Loss) on Affiliated Investments	(10,453)
Change In Unrealized Appreciation (Depreciation) on Investments	(1,770,996)
Net Realized and Unrealized Gain (Loss) on Investments	(1,466,071)

Net Increase (Decrease) in Net Assets from Operations	$(1,416,428)

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2015	4/1/2014
	to	to
	9/30/2015	3/31/2015
From Operations:
Net Investment Income (Loss)	$49,643	$308,791
Capital Gain Distributions from Investment Companies	80,630	660,815
Net Realized Gain (Loss) on Investments	224,295	689,892
Change in Net Unrealized Appreciation (Depreciation) on Investments	(1,770,996)	(738,908)
Increase (Decrease) in Net Assets from Operations	(1,416,428)	920,590
From Distributions to Shareholders:
Net Investment Income
Class A	(46,722)	(224,601)
Class C	(7,286)	(30,488)
Net Realized Gain from Security Transactions
Class A	(588,686)	(690,772)
Class C	(223,626)	(251,176)
Change in Net Assets from Distributions	(866,320)	(1,197,037)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	1,451,483	4,796,642
Class C	320,171	797,758
Shares Issued on Reinvestment of Dividends
Class A	508,065	765,739
Class C	206,667	252,537
Cost of Shares Redeemed
Class A	(2,819,246)	(4,638,259)
Class C	(662,370)	(1,096,239)
Net Increase (Decrease) from Shareholder Activity	(995,230)	878,178
Net Increase (Decrease) in Net Assets	(3,277,978)	601,731
Net Assets at Beginning of Period	20,737,352	20,135,621
Net Assets at End of Period (Including Accumulated	$17,459,374	$20,737,352
Undistributed Net Investment Income of $49,621 and $53,986)
Share Transactions:
Issued
Class A	118,433	378,741
Class C	26,580	64,099
Reinvested
Class A	42,339	61,350
Class C	17,411	20,407
Redeemed
Class A	(238,881)	(368,228)
Class C	(55,586)	(87,638)
Net Increase (Decrease) in Shares	(89,704)	68,731

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2015		4/1/2014	4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to		to	to	to	to	to
	9/30/2015		3/31/2015	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.52		$12.69	$12.26	$11.42	$11.46	$10.00
Net Investment Income (Loss) (a)	0.04		0.21	0.11	0.13	0.08	0.03
Net Gains or Losses on Securities
(realized and unrealized)	(0.88)		0.35	1.15	0.85	0.01	1.47
Total from Investment Operations	(0.84)		0.56	1.26	0.98	0.09	1.50
Distributions (From Net Investment Income)	(0.04)		(0.18)	(0.14)	(0.14)	(0.02)	(0.02)
Distributions (From Capital Gains)	(0.49)		(0.55)	(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.53)		(0.73)	(0.83)	(0.14)	(0.13)	(0.04)
Net Asset Value -
End of Period	$11.15		$12.52	$12.69	$12.26	$11.42	$11.46
Total Return (b)	(7.03)%	**	4.49%	10.38%	8.62%	0.90%	14.99%	** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$12,422		$14,924	$14,210	$9,710	$7,292	$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.92%	***	1.88%	1.97%	2.08%	2.40%	4.04%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.23%	***	1.21%	0.38%	0.53%	-0.22%	-2.22%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45%	***	1.45%	1.45%	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.70%	***	1.64%	0.90%	1.16%	0.72%	0.37%	***
Portfolio Turnover Rate	27.62%	**	61.81%	71.76%	63.16%	65.19%	53.13%	**

* The Fund commenced operations on July 6, 2010.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.
(d) Represents performance beginning on the first day of security trading (July 16, 2010).
(e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2015		4/1/2014	4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to		to	to	to	to	to
	9/30/2015		3/31/2015	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.39		$12.54	$12.12	$11.28	$11.42	$10.00
Net Investment Income (Loss) (a)	0.00	(c)	0.11	0.01	0.04	0.00 (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	(0.87)		0.36	1.12	0.84	(0.01)	1.47
Total from Investment Operations	(0.87)		0.47	1.13	0.88	(0.01)	1.44
Distributions (From Net Investment Income)	(0.02)		(0.07)	(0.02)	(0.04)	(0.02)	0.00	(c)
Distributions (From Capital Gains)	(0.49)		(0.55)	(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.51)		(0.62)	(0.71)	(0.04)	(0.13)	(0.02)
Net Asset Value -
End of Period	$11.01		$12.39	$12.54	$12.12	$11.28	$11.42
Total Return (b)	(7.36)%	**	3.81%	9.43%	7.84%	(0.01)%	14.53%	** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,038		$5,813	$5,926	$6,481	$6,879	$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.67%	***	2.63%	2.72%	2.83%	3.15%	4.79%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.52%	***	0.42%	-0.42%	-0.33%	-0.96%	-2.94%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20%	***	2.20%	2.20%	2.20%	2.20%	2.20%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.05%	***	0.85%	0.11%	0.31%	-0.01%	-0.35%	***
Portfolio Turnover Rate	27.62%	**	61.81%	71.76%	63.16%	65.19%	53.13%	**

* The Fund commenced operations on July 6, 2010.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.
(d) Represents performance beginning on the first day of security trading (July 16, 2010).
(e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
September 30, 2015
(Unaudited)

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2015, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. Class C shares purchased on or after August 1, 2013 are not subject to a CDSC fee. However, Class C shares purchased prior to August 1, 2013 were subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. Such CDSC was 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund’s investment objective is to seek total return. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2015, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2015 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally val-

2015 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

ued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 16,982,400	$0	$0	$ 16,982,400
Money Market Funds	597,357	0	0	597,357
Total	$ 17,579,757	$0	$0	$ 17,579,757

The Fund did not hold any Level 3 assets during the six month period ended September 30, 2015. There were no transfers into or out of the levels during the six month period ended September 30, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2015.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the six month period ended September 30, 2015 were as follows:

Shares Held March 31, 2015	128,494
Purchases	7,094
Sales	(8,974)
Shares Held September 30, 2015	126,614

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at September 30, 2015 was $2,793,087 and $3,093,173, respectively. The investment represented 17.72% of total net assets as of September 30, 2015. For the six month period ended September 30, 2015, there were $36,316 in dividends and $62,119 of capital gain distributions received from Neiman Large Cap Value Fund. In addition, for the six month period ended September 30, 2015, the Fund generated $10,453 in realized losses on sales of Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and

2015 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2015, the Adviser earned management fees totaling $101,380 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2016. The fee waiver will automatically terminate on July 31, 2016 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2016.

For the six month period ended September 30, 2015, the Adviser waived fees and/or reimbursed expenses totaling $47,520. The Fund owed the Adviser $6,974 at September 30, 2015. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2015, there were $18,330 and $28,058 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of September 30, 2015, the Fund had an accrued liability of $22,454 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the period ended September 30, 2015, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the six month period ended September 30, 2015, those individuals earned $3,662 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak. Additionally, during the six month period ended September 30, 2015, those individuals earned $4,448 and $11,402 associated with trailing commissions of the Fund’s Class A and Class C shares, respectfully, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,005 for his services during the six month period ended September 30, 2015. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,323,566 and $7,346,760, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2015 was $18,073,965.

2015 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

At September 30, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$566,375	($1,060,583)	($494,208)

As of September 30, 2015, there were no differences between book and tax basis unrealized depreciation.

There were distributions paid for Class A shares on June 25, 2015 to the shareholders of record of June 24, 2015 of which $0.03878 per share was paid from net investment income and $0.48862 per share was paid from long-term capital gains.

The tax character of distributions for Class A shares were as follows:

Distributions paid from Class A shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2015	March 31, 2015
Ordinary Income:	$ 46,722	$ 224,601
Short-term Capital Gain:	0	49,185
Long-term Capital Gain:	588,686	641,587
	$ 635,408	$ 915,373

There were distributions paid for Class C shares on June 25, 2015 to the shareholders of record of June 24, 2015 of which $0.01592 per share was paid from net investment income and $0.48862 per share was paid from long-term capital gains.

The tax character of distributions for Class C shares were as follows:

Distributions paid from Class C shares:

	Six Months Ended	Fiscal Year Ended
	September 30, 2015	March 31, 2015
Ordinary Income:	$ 7,286	$ 30,488
Short-term Capital Gain:	0	18,909
Long-term Capital Gain:	223,626	232,267
	$ 230,912	$ 281,664

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Semi-Annual Report 14

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2015 Semi-Annual Report 15

ADDITIONAL INFORMATION
September 30, 2015
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Balanced Allocation Fund (the “Fund” or “Balanced Allocation Fund”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2015. The Report also included comparative performance information for the Fund’s benchmark index, the S&P 500 Index. The report indicated that Class A of the Balanced Allocation Fund outperformed its Peer Group average for the twelve month and three-year annualized periods. The report further indicated that Class C of the Balanced Allocation Fund underperformed its Peer Group average for the twelve month and 2014 Return periods, but outperformed the peer group for the three-year period then ended. At the same time, it was noted that both classes underperformed the Fund’s benchmark index for the twelve month, 2014 return, three-year annualized and since-inception returns. The Adviser noted that the underperformance of the Fund compared to the comparative index was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the Fund’s performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial conditions, the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. Representatives of the Adviser discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% for Class A shares and 2.20% for Class C shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2015. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2015, the Adviser realized a profit after indirect expenses related to the Balanced Allocation Fund of approximately 27% of the Balanced Allocation Fund’s gross management fees. The Trustees then discussed the Adviser’s financial condition. A representatives of the Adviser stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts "due from adviser" to keep the Fund current in the payment of the expenses of the Fund.

2015 Semi-Annual Report 16

Additional Information (Unaudited) - continued

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Balanced Allocation’s Class A and Class C audited expense ratios of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of the Peer Group. Class A was within the Peer Group range and Class C was higher than the Peer Group range. The Balanced Allocation Fund’s net expense ratio (which includes acquired fund fees and expenses) of 2.49% for Class A and 3.24% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but Class A was within the Peer Group range and Class C was higher than the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average and was higher than the Peer Group range. However, the Trustees also recognized that the Adviser is capping the Fund’s expense ratio, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fee and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT branch office. It was noted that they have received approximately $47,897, collectively, in sales charges and trailer fees for the Neiman Balanced Allocation Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Agreement would be in the best interest of the Fund.

2015 Semi-Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Tactical Income Fund
Class A Shares (NTAFX)
Class C Shares (NTCFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

SEMI-ANNUAL REPORT
September 30, 2015

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2015.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
Class A Shares (with sales charge) (B)*	-8.24%	-0.04%	0.85%
Class A Shares (without sales charge) (B)*	-2.67%	1.96%	2.70%
Standard & Poor’s 500 Index (C)	-0.61%	12.40%	13.52%
Barclays Capital US Aggregate Bond Index (D)	2.94%	1.71%	2.07%

		Since
	1 Year(A)	Inception(A)
Class C Shares(E)	-3.42%	-3.03%
Standard & Poor’s 500 Index (C)	-0.61%	1.64%
Barclays Capital US Aggregate Bond Index (D)	2.94%	2.89%

Annual Fund Operating Expense Ratio (from 8/1/15 Prospectus) :

Class A - Gross 2.25%, Net 1.89% Class C - Gross 3.00%, Net 2.64%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Tactical Income Fund and Class A Shares was June 29, 2012.

(C) The Standard & Poor’s 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

(D) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

(E) Class C commenced operations on August 1, 2014.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2015 Semi-Annual Report 1

NEIMAN TACTICAL INCOME FUND (Unaudited)

Neiman Tactical Income Fund by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2015 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period April 1, 2015 through September 30, 2015.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015

Actual	$1,000.00	$980.36	$7.20

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2015 to
	April 1, 2015	September 30, 2015	September 30, 2015

Actual	$1,000.00	$975.71	$10.90

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2015 Semi-Annual Report 3

Neiman Tactical Income Fund
		Schedule of Investments
		September 30, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
Mutual Funds
147,528	AllianceBernstein High Income Fund – Class I	$1,234,809
254,888	Lord Abbett High Yield Fund – Class I	1,822,451
83,809	PIMCO Income Fund – Institutional Class	1,013,253
112,904	RidgeWorth High Income Fund – Class I	688,714
18,374	Wells Fargo Advantage High Income Fund – Investor Class	117,775
Total for Mutual Funds (Cost $5,235,451)		4,877,002	16.49%
Money Market Funds
24,969,155	Fidelity Money Market Portfolio Class I 0.08% **	24,969,155
Total for Money Market Funds (Cost $24,969,155)		24,969,155	84.41%
	Total Investments	29,846,157	100.90%
	(Cost $30,204,606)
	Liabilities in Excess of Other Assets	(266,570)	-0.90%
	Net Assets	$29,579,587	100.00%

** Variable Rate Security; The Yield Rate shown represents the rate at September 30, 2015. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 4

Neiman Tactical Income Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2015
Assets:
Investment Securities at Fair Value	$29,846,157
(Cost $30,204,606)
Cash	17,444
Prepaid Expenses	21,633
Receivables:
Dividends	29,891
Interest	2,712
Shareholder Purchases	7,304
Total Assets	29,925,141
Liabilities:
Due to Adviser	16,742
Accrued Distribution and Service (12b-1) Fees	20,149
Accrued Compliance Officer Expense	1,006
Other Accrued Expenses	20,492
Shareholder Redemptions	287,165
Total Liabilities	345,554
Net Assets	$29,579,587
Net Assets Consist of:
Paid In Capital	$30,789,291
Accumulated Undistributed Net Investment Income (Loss)	228,222
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(1,079,477)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(358,449)
Net Assets	$29,579,587

Class A
Net Assets	$29,446,741
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	3,120,775
Net Asset Value and Redemption Price Per Share	$9.44
Maximum Offering Price Per Share ($9.44/0.9425) (a)	$10.02

Class C
Net Assets	$132,846
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	13,987
Net Asset Value, Offering Price and Redemption Price Per Share	$9.50

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 5

Neiman Tactical Income Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2015

Investment Income:
Dividends	$446,015
Interest	8,340
Total Investment Income	454,355
Expenses:
Management fees	155,536
Transfer agent fees & accounting fees	24,705
Distribution and service (12b-1) fees - Class A	38,683
Distribution and service (12b-1) fees - Class C	804
Registration expense	16,104
Administration fees	15,041
Audit fees	9,105
Legal fees	3,681
Custody fees	3,111
Miscellaneous expense	3,009
Compliance officer expense	2,005
Printing and postage expense	1,830
Insurance expense	1,656
Trustees fees	1,504
Total Expenses	276,774
Less:
Expense Waiver / Expense Reimbursement	(50,643)
Net Expenses	226,131
Net Investment Income (Loss)	228,224

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	415
Realized Gain (Loss) on Investments	(905,408)
Change In Unrealized Appreciation (Depreciation) on Investments	7,546
Net Realized and Unrealized Gain (Loss) on Investments	(897,447)

Net Increase (Decrease) in Net Assets from Operations	$(669,223)

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Neiman Tactical Income Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2015	4/1/2014
	to	to
	9/30/2015	3/31/2015
From Operations:
Net Investment Income (Loss)	$228,224	$753,507
Capital Gain Distributions from Investment Companies	415	88,569
Net Realized Gain (Loss) on Investments	(905,408)	16,775
Change in Net Unrealized Appreciation (Depreciation) on Investments	7,546	(833,627)
Increase (Decrease) in Net Assets from Operations	(669,223)	25,224
From Distributions to Shareholders:
Net Investment Income
Class A	(168,410)	(763,943)
Class C	(690)	(333)	*
Net Realized Gain from Security Transactions
Class A	-	(302,361)
Class C	-	(544)	*
Change in Net Assets from Distributions	(169,100)	(1,067,181)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	7,757,087	21,216,385
Class C	23,322	156,200	*
Shares Issued on Reinvestment of Dividends
Class A	97,523	548,683
Class C	690	877	*
Cost of Shares Redeemed
Class A	(7,142,786)	(22,090,287)
Class C	(42,449)	-	*
Net Increase (Decrease) from Shareholder Activity	693,387	(168,142)
Net Increase (Decrease) in Net Assets	(144,936)	(1,210,099)
Net Assets at Beginning of Period	29,724,523	30,934,622
Net Assets at End of Period (Including Accumulated	$29,579,587	$29,724,523
Undistributed Net Investment Income of $228,222 and $169,098)
Share Transactions:
Issued
Class A	803,958	2,125,028
Class C	2,430	15,850	*
Reinvested
Class A	10,169	56,576
Class C	71	91	*
Redeemed
Class A	(747,033)	(2,212,256)
Class C	(4,455)	-	*
Net Increase (Decrease) in Shares	65,140	(14,711)

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Neiman Tactical Income Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2015		4/1/2014	4/1/2013	6/29/2012*
	to		to	to	to
	9/30/2015		3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$9.68		$10.03	$10.45	$10.00
Net Investment Income (Loss) (a)	0.07		0.27	0.28	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	(0.26)		(0.25)	0.03	0.42
Total from Investment Operations	(0.19)		0.02	0.31	0.74
Distributions (From Net Investment Income)	(0.05)		(0.27)	(0.40)	(0.16)
Distributions (From Capital Gains)	-		(0.10)	(0.33)	(0.13)
Total Distributions	(0.05)		(0.37)	(0.73)	(0.29)
Net Asset Value -
End of Period	$9.44		$9.68	$10.03	$10.45
Total Return (c)	(1.96)%	**	0.19%	3.34%	7.44%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$29,447		$29,569	$30,935	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.78%	***	1.81%	1.82%	1.66%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.15%	***	2.32%	2.37%	3.89%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	***	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.47%	***	2.68%	2.74%	4.11%	***
Portfolio Turnover Rate	34.93%	**	183.94%	225.73%	364.88%	**

* The Fund and Class A commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

Neiman Tactical Income Fund

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2015		8/1/2014*
	to		to
	9/30/2015		3/31/2015
Net Asset Value -
Beginning of Period	$9.78		$10.04
Net Investment Income (Loss) (a)	0.03		0.09
Net Gains or Losses on Securities
(realized and unrealized) (b)	(0.27)		(0.20)
Total from Investment Operations	(0.24)		(0.11)
Distributions (From Net Investment Income)	(0.04)		(0.06)
Distributions (From Capital Gains)	-		(0.09)
Total Distributions	(0.04)		(0.15)
Net Asset Value -
End of Period	$9.50		$9.78
Total Return (c)	(2.43)%	**	(1.11)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$133		$156
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.53%	***	2.56%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.39%	***	1.03%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.20%	***	2.20%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.71%	***	1.39%	***
Portfolio Turnover Rate	34.93%	**	183.94%	** (f)

* Class C commenced operations on August 1, 2014.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.
(f) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2014 to March 31, 2015.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
September 30, 2015
(Unaudited)

1.) ORGANIZATION
Neiman Tactical Income Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2015, there are three series authorized by the Trust. The Fund (Class A) commenced operations on June 29, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund’s primary investment objective is total return with capital preservation as a secondary objective. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”) and the sub-adviser to the Fund is Absolute Capital Management, LLC (the “Sub-Adviser” or “Absolute Capital”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2015, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that

2015 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial statement purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security is not considered to be part of an active market or when the security is valued at the bid

2015 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 4,877,002	$0	$0	$ 4,877,002
Money Market Funds	24,969,155	0	0	24,969,155
Total	$29,846,157	$0	$0	$29,846,157

The Fund did not hold any level 3 assets during the six month period ended September 30, 2015. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2015. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2015.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

Absolute Capital Management, LLC is the sub-adviser of the Fund makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As full compensation for all services rendered, the Adviser, not the Fund, pays the Sub-Adviser a sub-advisory fee.

For the six month period ended September 30, 2015, the Adviser earned management fees totaling $155,536 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares and at 2.20% of its average daily net assets for Class C Shares through July 31, 2016. The fee waiver will auto-

2015 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

matically terminate on July 31, 2016 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2016.

For the six month period ended September 30, 2015, the Adviser waived fees and/or reimbursed expenses totaling $50,643. The Fund owed the Adviser $16,742 at September 30, 2015.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets and Class C shares pay an annual 12b-1 fee equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2015, there were $38,683 of 12b-1 fees incurred by Class A and $804 of 12b-1 fees incurred by Class C. As of September 30, 2015, the Fund had an accrued liability of $20,149 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan for both Classes.

6.) RELATED PARTY TRANSACTIONS
During the period ended September 30, 2015, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the six month period ended September 30, 2015, those individuals earned $439 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak. Additionally, during the six month period ended September 30, 2015, those individuals earned $1,802 and $284 associated with trailing commissions of the Fund’s Class A and Class C shares, respectfully, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,005 for his services during the six month period ended September 30, 2015. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,721,706 and $28,494,306, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2015, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 37.51% of Class A, and therefore may be deemed to control Class A and the Fund. Also, as of September 30, 2015, Ameritrade Inc. located at P.O. Box 2226, Omaha, Nebraska, for the benefit of its customers, owned, in aggregate, 28.25% of Class A, and therefore may be deemed to control Class A and the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2015 was $30,204,606.

At September 30, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

2015 Semi-Annual Report 13

Notes to the Financial Statements (Unaudited) - continued

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$0	($358,449)	($358,449)

As of September 30, 2015, there were no differences between book basis and tax basis unrealized depreciation.

There was a distributions paid for Class A shares on June 24, 2015 to the shareholders of record of June 23, 2015 of $0.05069 per share from net investment income.

The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:

	Six Months Ended	Fiscal Year Ended
	September 30, 2015	March 31, 2015
Ordinary Income:	$ 168,410	$ 763,943
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	302,361
	$ 168,410	$ 1,066,304

There was a distributions paid for Class C shares on June 24, 2015 to the shareholders of record of June 23, 2015 of $0.04324 per share from net investment income.

The tax character of distributions for the Class C was as follows:

Distributions paid from Class C:

	Six Months Ended	Period August 1, 2014
	September 30, 2015	through March 31, 2015
Ordinary Income:	$ 690	$ 333
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	544
	$ 690	$ 877

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Semi-Annual Report 14

ADDITIONAL INFORMATION
September 30, 2015
(UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the Management Agreement between the Trust and the Adviser (the “Agreement”), on behalf of the Neiman Tactical Income Fund (the “Fund” or “Tactical Income Fund”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the management agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Adviser has provided information to the Trustees for evaluation of the continuance of the Agreement.

In renewing the Agreement, the Board of Trustees received materials from the Adviser (the “Report”) addressing the following factors: (i) the investment performance of the Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee level reflect these economies of scale for the benefit of shareholders.

As to the performance of the Fund, the Report included information regarding the performance of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended March 31, 2015. The Report also included comparative performance information for the Fund’s benchmark index, the Barclays Aggregate Bond Index. The Trustees noted that the Fund continued to perform within the range of its Peer Group. The report indicated that Class A shares’ three-month and twelve-month returns underperformed its Peer Group average and the Barclays Aggregate Bond Index. The report further indicated that Class C shares’ three-month returns underperformed its Peer Group average and the Barclays Aggregate Bond Index. It was also noted that the Fund’s Class A shares’ outperformed the Barclays Aggregate Bond Index since inception. The Trustees concluded that the Fund’s performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser’s experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser’s financial condition and the portfolio manager’s background and investment management experience. The Board noted that there were no changes in the personnel managing the Fund or in the business or organization of the Adviser. The representatives of the Adviser reviewed and discussed with the Board the Adviser’s Form ADV and the Rule 17j-1 Code of Ethics certifications. Representatives of the Adviser also discussed the compliance services provided to the Fund by the Adviser. The Trustees discussed the quality of the Adviser’s compliance efforts. Representatives of the Adviser discussed the Adviser’s financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser is waiving expenses or subsidizing the Fund due to the current asset level. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Fund’s expenses to limit the Fund’s operating expenses (with certain exclusions) to 1.45% of its average daily net assets for Class A Shares and to 2.20% of its average daily net assets for Class C Shares. The Adviser provided to the Trustees a profit & loss statement and a balance sheet, both dated as of March 31, 2015. In addition, materials submitted by the Adviser showed that for the twelve month period ended March 31, 2015 the Adviser realized a profit after indirect expenses related to the Tactical Income Fund of approximately 8% of the Tactical Income Fund’s gross management fees. The Trustees then discussed the Adviser’s financial condition. A representatives of the Adviser stated that as president and majority owner of the Adviser he has consistently funded the Adviser with sufficient capital to pay all outstanding amounts “due from adviser” to keep the Fund current in the payment of the expenses of the Fund.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Group for the Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Tactical Income’s Class A audited expense ratio of 1.45% was higher than the average audited expense ratio for the Peer Group, but within the range of the Peer Group. The

2015 Semi-Annual Report 15

Additional Information (Unaudited) - continued

Tactical Income Fund’s net expense ratio (which includes acquired fund fees and expenses) of 1.89% for Class A and 2.64% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) for the Peer Group, but Class A was within the Peer Group range and Class C’s next expense ratio was higher than the Peer Group range. The Trustees also noted that the management fee of 1.00% was above the Peer Group average, and at the high end of the Peer Group range. The Trustees also recognized that the Adviser is capping the Fund’s expense ratios, and therefore the net management fee may be substantially less than the gross management fee depending on the net assets of the Fund. Having considered the comparative data as described above, the Trustees concluded that the Fund’s management fees and expense ratios were reasonable.

The Trustees then reviewed the fees received by Mr. Wiggle and Mr. Lomas, in their capacity as Registered Reps with NEXT Financial and/or Registered Reps in their NEXT branch office. It was noted that they have received approximately $12,543, collectively, in sales charges and trailer fees for the Tactical Income Fund. The Trustees concluded that these fees were reasonable and accepted the report.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive the management fee and reimburse expenses to the extent necessary to limit annual operating expenses of the Fund and noted that as the Fund grows the expense ratios will come down.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration (including a majority of the independent Trustees), they were satisfied with the performance of the Fund. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board’s expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund. The Board agreed that that the management fee was reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Fund capped the expenses and that additional economies of scale would not be a material consideration until the Fund is substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that the renewal of the Agreement would be in the best interest of the Fund.

2.) RENEWAL OF SUB-ADVISORY AGREEMENT
At a meeting held on May 19, 2015, the Board of Trustees consider the renewal of the Sub-Advisory Agreement (the "Agreement") between the Neiman Funds Management LLC (the "Adviser") and Absolute Capital Management, LLC (the "Sub-Adviser"), with respect to the Neiman Tactical Income Fund (the "Fund"). Legal counsel reminded the Board of the memorandum provided by Thompson Hine LLP and explained that, in consideration of the continuance of the sub-advisory agreement, the Board should review as much information as is reasonably necessary to evaluate the terms of the contract and determine whether it is fair to the Fund and its shareholders. Legal counsel also explained that the Sub-Adviser had provided information to the Trustees necessary for evaluation of the Agreement.

In reviewing the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board reviewed and discussed the background and investment management experience of the Sub-Adviser's professional staff. They reviewed the firm's history, background and financial industry experience. The Board then reviewed and discussed the investment strategy of the Sub-Adviser, noting that the strategy relies mainly on tactical moves between high yield securities and other investments. It was noted at this time that the Fund is the only registered mutual fund for whom the Sub-Adviser is managing money.

The Trustees then reviewed the nature, extent and quality of the services provided by the Sub-Adviser, and analyzed the Sub-Adviser's experience and capabilities. The representatives of the

2015 Semi-Annual Report 16

Additional Information (Unaudited) - continued

Sub-Adviser reviewed and discussed with the Board the Sub-Adviser's Form ADV, internal compliance policies and the 17j-1 certifications, each of which had been previously provided to the Board. They also reviewed the Sub-Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services provided by the Sub-Adviser were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to provide quality advisory services to the Fund.

The Trustees then reviewed the fees paid to the Sub-Adviser, as well as the Sub-Adviser's profits. It was noted that under the Agreement, all fees paid to the Sub-Adviser are paid by the Adviser. A representative of the Adviser noted that, under the Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee, calculated as a percentage of the gross management fee paid by the Fund to the Adviser (the "Gross Management Fee"). The representative of the Adviser explained that the rate is calculated by the following schedule: (1) during the months when the Fund's average daily net assets are equal to or less than $25 million, the sub-advisory fee is equal to 0% of the Gross Management Fee; (2) during the months when the Fund's average daily net assets are greater than $25 million, but equal to or less than $100 million, the sub-advisory fee is equal to 25% of the Gross Management Fee; and (3) during the months when the Fund's average daily net assets are greater than $100 million, the sub-advisory fee will be equal to a rate of 30% of the Gross Management Fee. A representative of the Adviser also noted that the current Gross Management fee is set at 1.00% . In reviewing the Reports provide to them, the Trustees noted that in 2014 the Sub-Adviser received a very modest profit in terms of actual dollars from its service as the Fund's sub-adviser. They then reviewed a table showing advisory fees paid by comparable funds (the "Peer Group") and determined that that the sub-advisory fee was lower than the Peer Group average and was reasonable. The Board also concluded that, in consideration of the asset floor of $25 million to which the Fund had to grow before the Sub-Adviser received any sub-advisory fees, the Sub-Adviser's profitability was at an acceptable level, in light of the extent and quality of the services being provided to the Fund.

As for potential economies of scale, the Board observed that the Agreement does not contain any breakpoints that reduce the fee rate on assets above specified levels, noting that in particular, the sub-advisory fee increases when the Fund's average net assets are greater than $100 million. However, the Trustees remarked that the sub-advisory fees are not paid by the Fund, but by the Adviser, and further, the Sub-Adviser was not paid until the Fund's average daily net assets were equal to or greater than $25 million. Additionally, because the Sub-Adviser is receiving a percentage of the Adviser's fee, the Sub-Adviser's fee rate will decrease as the Adviser reduces its management fee. The Trustees also recognized that other sub-advisory agreements with competitor funds do not always contain breakpoints. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Next, the independent Trustees met in executive session with counsel to discuss the approval of the Agreement. The officers of the Trust and interested Trustees were excused during this discussion. Upon reconvening, it was the Board's consensus (including a majority of the independent Trustees) that the fees paid to the Sub-Adviser pursuant to the Agreement were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2015 Semi-Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
Absolute Capital Management, LLC
101 Pennsylvania Boulevard
Pittsburgh, PA 15228

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 11/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 11/24/15

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 11/24/15